Operating Lease Right-of-Use Assets, Net - Schedule of Operating Lease Right -of-Use Assets (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		$ 6,835,014	$ 6,503,032
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		331,982
Ending balance of total right-of-use assets, at cost		6,835,014	6,503,032
Beginning balance of accumulated amortization			2,120,003
Increase /(Decrease) in accumulated amortization		411,880
Exchange rate translation accumulated amortization		105,808
Ending balance of accumulated amortization		2,637,691
Increase /(Decrease) in Operating lease right -of-use assets, net		411,880
Exchange rate translation of Operating lease right -of-use assets, net		226,174
Ending balance of Operating lease right -of-use assets, net		4,197,323	4,383,029
Shou Hill Valley Area [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		2,202,352	2,095,382
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		106,970
Ending balance of total right-of-use assets, at cost		2,202,352	2,095,382
Villas [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		2,173,757	2,068,176
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		105,581
Ending balance of total right-of-use assets, at cost		2,173,757	2,068,176
Farmland [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	[1]	2,202,352	2,095,382
Increase/(Decrease) in total right-of-use assets, at cost	[1]
Exchange rate translation of total right-of-use assets, at cost	[1]	106,970
Ending balance of total right-of-use assets, at cost	[1]	2,202,352	2,095,382
Base Station Tower [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		256,553	244,092
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		12,461
Ending balance of total right-of-use assets, at cost		$ 256,553	$ 244,092

[1]	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acres for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual during the year ended June 30, 2022.